Interim condensed consolidated statement of changes in equity - COP ($) $ in Billions	Subscribed and paid-in capital	Additional paid-in capital	Reserves	Accumulated Other comprehensive income	Retained earnings	Total	Non-controlling interest	Total
Opening balance at Dec. 31, 2024	$ 25,040	$ 6,608	$ 24,156	$ 11,912	$ 12,138	$ 79,854	$ 26,059	$ 105,913
Net profit for the period					5,841	5,841	1,777	7,618
Release of reserves			(12,502)		12,502
Dividends declared					(8,799)	(8,799)	(1,779)	(10,578)
Appropriation of reserves, Legal			1,494		(1,494)
Appropriation of reserves ,Fiscal and statutory			509		(509)
Appropriation of reserves , Occasional			16,635		(16,635)
Gain (loss) of hedging instruments:
Cash flow hedge for future exports				1,599		1,599	7	1,606
Hedge of a net investment in a foreign operation				1,818		1,818	(45)	1,773
Cash flow hedge with derivative instruments				108		108	35	143
Financial instruments measured at fair value				241		241		241
Foreign currency translation				(4,492)		(4,492)	146	(4,346)
Actuarial gain (loss)				76		76	2	78
Closing balance at Jun. 30, 2025	25,040	6,608	30,292	11,262	3,044	76,246	26,202	102,448
Opening balance at Dec. 31, 2025	25,040	6,608	30,292	11,752	7,691	81,383	25,356	106,739
Net profit for the period					9,344	9,344	1,972	11,316
Release of reserves			(17,145)		17,145
Dividends declared					(4,976)	(4,976)	(1,518)	(6,494)
Appropriation of reserves ,Fiscal and statutory			509		(509)
Appropriation of reserves, Other reserves			20,689		(20,689)
Gain (loss) of hedging instruments:
Cash flow hedge for future exports				799		799	2	801
Hedge of a net investment in a foreign operation				1,577		1,577	50	1,627
Cash flow hedge with derivative instruments				91		91	6	97
Financial instruments measured at fair value				6		6		6
Foreign currency translation				(5,020)		(5,020)	(1,276)	(6,296)
Actuarial gain (loss)				147		147	(6)	141
Closing balance at Jun. 30, 2026	$ 25,040	$ 6,608	$ 34,345	$ 9,352	$ 8,006	$ 83,351	$ 24,586	$ 107,937